Organization and Business Background (Details 2) HKD in Thousands	Dec. 16, 2010 HKD
Business Acquisition [Line Items]
Cash	HKD 58,160
Accounts payable and accrued liabilities	(1,524)
Net assets acquired	HKD 56,636